UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05549

Reynolds Funds, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee,  WI  53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109

         Registrant's telephone number, including area code:
(415) 265-7167

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2012

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
March 31, 2012

REYNOLDS BLUE CHIP GROWTH FUND Seeking Long-Term Capital Appreciation

A No-Load Mutual Fund

1-800-773-9665
www.reynoldsfunds.com

REYNOLDS BLUE CHIP GROWTH FUND

May 18, 2012
Dear Fellow Shareholders:
Performance highlights (March 31, 2012)
The Reynolds Blue Chip Growth Fund has a 5 Star(1) overall rating from Morningstar.  This is Morningstar’s highest overall mutual fund rating.  The performance of the Reynolds Blue Chip Growth Fund (the “Fund” or the “Blue Chip Fund”) in the six months ended March 31, 2012 was +28.09%.  The performance of the Standard & Poor’s 500 Index(2) during that same period was +25.89%.  The annualized average total returns of the Reynolds Blue Chip Growth Fund for the 1-year, 3-year, 5-year and 10-year periods through March 31, 2012 were +1.55%, +23.91%, +14.72%, and +6.45%, respectively.  The annualized average total returns for the Fund’s benchmark, the Standard & Poor’s 500, for the 1-year, 3-year, 5-year and 10-year periods through March 31, 2012 were +8.54%, +23.42%, +2.01%, and +4.12%, respectively.  The performance of the Reynolds Blue Chip Growth Fund was +15.90% in the three months ended March 31, 2012.  The performance of the Standard & Poor’s 500 Index during that same period was +12.59%.

One Year	Three Year Average	Five Year Average	Ten Year Average
Returns	Annual Returns	Annual Returns	Annual Returns

■	Reynolds Blue Chip Growth Fund
■	Standard & Poor’s 500(2)

(1)
The top 10% of all mutual funds in Morningstar’s universe of mutual funds are awarded a 5 Star Rating.  This is out of 1,459 funds in Morningstar’s Large Growth Category which is the Fund’s Morningstar Category.  The Overall Morningstar Rating for a fund is derived from a weighted-average of the performance figures associated with its three-, five-, and ten -year (if applicable) ratings, based on risk-adjusted returns.  For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star.  Past performance is no guarantee of future results.

(2)
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis.  A particular stock’s weighting in the Index is based on its relative total market value (i.e. its market price per share times the number of shares outstanding.)  Stocks may be added or deleted from the Index from time to time.

Investment Strategy
We had an extremely high cash position in the Reynolds Blue Chip Growth Fund during the period from October 2007 to March 2009 when the stock market was in a correction phase.  We started buying near the market bottom in March 2009.  We believe that stocks are selling at attractive valuations based on historical valuation measures.  One of these valuation measures is a company’s price earnings ratio relative to inflation, interest rates and the economic outlook.  Another valuation measure is a company’s price earnings ratio relative to its forecasted earnings growth rate (the PEG ratio).  Many stocks of high quality companies are currently selling at PE ratios and PEG ratios toward the lower end of their historical ranges and we believe that they are attractively valued.

The U.S. Economy
The U.S. economic recovery that started in mid-2009 has continued, although at a modest pace, so far in 2012.  The U.S. economic recovery continues to be affected by a number of secular factors that are altering the pace and composition of growth.  The economy in 2012 is being affected by high unemployment, greater prudence and less speculation in lending, reduced government spending for the last six straight quarters, and weakness overseas.  The U.S. economy is growing, but at a lower than ideal rate.  For example, growth of 3% or better is needed to meaningfully reduce unemployment which is currently around 8%.  The Federal Reserve Board’s (the Fed’s) second round of economic stimulus named “Operation Twist”, which involved purchasing longer term maturity Treasury Bonds and selling shorter term maturity Treasury Bonds, is scheduled to end on June 30, 2012.  This stimulus tended to moderately lower longer term interest rates and added a moderate amount to economic growth.  There are currently no announced plans by the Fed for a third round of stimulus.  Economic growth has recently slowed.  U.S. Gross Domestic Product (GDP) expanded at an inflation-adjusted annual rate of 2.2% in the quarter ended March 31, 2012 helped by a strong private sector including strong consumer spending and hurt by a weak public sector.  For the next six months the outlook remains for modest but less than ideal growth accompanied by high unemployment, modest inflation pressures, no change in the Federal Reserve policy on the federal funds rate, a strong private sector and a weak public sector.  The economy will continue to be characterized by large fiscal deficits.  GDP increased 1.7% in 2011 and 3.0% in 2010, after decreasing 3.6% in calendar 2009, after no change (0.0%) in calendar 2008, and increasing 2.1% in 2007.  Only modest GDP gains are forecast for the next two years.  U.S. GDP is forecast to expand at a 1.8% rate in the quarter ended June 30, 2012 and at 2.1% for the year ended December 31, 2012 and 2.1% for 2013.

U.S. inflation numbers have been helped in the last few years by global competition and technology innovations that are helping to lower production and distribution costs.  Inflation, as measured by the Consumer Price Index, increased 3.1% in 2011 and 1.6% in 2010 after decreasing 0.3% in 2009, increasing 3.8% in 2008, and increasing 2.9% in 2007.  U.S. inflation increased 2.8% in the first quarter of 2012 and is forecast to increase 2.3% in the second quarter of 2012.  U.S. inflation is forecast to increase 2.1% in 2012 and 1.9% in 2013.

There are some current and potential economic and investment negatives at the present time including: (1) unemployment at 8.1% is still high as hiring continues cautious and recent employment gains have been weaker than expected; (2) high oil prices including higher gasoline prices continue to negatively affect economic growth; (3)  mortgage rates are low, but mortgage credit is still somewhat tight; (4) business spending has recently slowed; (5) the U.S. deficit needs to be reduced; (6) there are major economic problems with some individual Euro-zone countries such as Greece, Italy, Ireland, Portugal, and Spain which may continue for some time and may spread to other countries; and (7) China’s economic growth projections have recently been lowered.

Some current and potential economic and investment positives are: (1) consumer spending, which accounts for about 71% of the economy, expanded in the most recent quarter at the fastest pace in the last year; (2) employment and payrolls are increasing although at a modest rate; (3) there has been recent growth in commercial and residential construction; (4) auto sales have recently strengthened; (5) there has been an increase in the willingness of companies to commit capital as evidenced by the increase in merger and acquisition activity; (6) the economy has grown in the last ten quarters through the March 31, 2012 quarter and growth should continue in the near term; (7) growth in the service sector is broadening; (8) manufacturing production is strong; (9) businesses have been able to use the credit markets to strengthen their balance sheets; (10) short-term interest rates remain low helped by a low Fed Funds rate; (11) long-term Treasury rates are low; (12) many companies reported revenue growth, not just earnings growth, from cutting expenses in the most recent quarters; (13) the European bailout fund has been expanded; (14) current valuations of stocks are at the lower end of historical ranges; and (15) the U.S. economy currently has better fundamentals than the economies of most other industrialized countries.

The World Economy
The global economic recovery that started in mid-2009 has continued in 2012.  Global economic activity slowed considerably in the second half of 2011, but appears to be stabilizing.  The World Economy increased 4.0% in 2011 and 4.8%

in 2010 after decreasing 0.8% in 2009 and is forecast to increase 3.5% in 2012 and 4.0% in 2013.  The Euro-zone is currently the weakest economic area among industrialized countries.  Europe has been implementing significant fiscal retrenchment which is slowing their economic growth.  The biggest risk to Euro-zone economic growth is related to the potential sovereign government debt crises that have appeared.  The Euro-zone increased 1.5% in 2011 and 1.7% in 2010 after decreasing 4.0% in 2009.  Euro-zone real GDP has decreased over the last two quarters.  The Euro-zone is forecast to increase 0.2% in 2012 and 1.4% in 2013.  Several Euro-zone countries including Spain, have slipped into a recession.

 The United Kingdom’s GDP increased 0.7% in 2011 and 1.3% in 2010 after decreasing 4.9% in 2009 and is forecast to increase 0.7% in 2012 and 1.7% in 2013.  The U.K. has recently slipped into its first double dip recession since the 70’s.  Japan decreased 0.7% in 2011 and increased 4.0% in 2010 after decreasing 5.2% in 2009 and is forecast to increase 1.4% in 2012 and increase 1.5% in 2013.  Korea increased 3.6% in 2011 and 6.2% in 2010 after increasing 0.2% in 2009 and is forecast to increase 2.4% in 2012 and 3.4% in 2013.  Canada increased 2.5% in 2011 and 3.1% in 2010 after decreasing 2.6% in 2009 and is forecast to increase 2.0% in 2012 and 2.4% in 2013.

Some developing countries in the world have been growing faster than the U.S. in the last few years.  Their economies continued to grow faster than the U.S. during the most recent worldwide economic slowdown and their economies are continuing to grow faster.  Recovery is strongest in Asia with China having the strongest growth among “advanced economies”.  Other Asian countries are having good growth rates as well.  The biggest developing economies are many times referred to as the “BRIC” economy, which is short for Brazil, Russia, India, and China.  China’s population is approximately 19% of the world’s total population of approximately seven billion.  In the second quarter of 2010 China overtook Japan and became the world’s second largest economy after the U.S.  It is the world’s fastest growing major economy.  Many economists believe that China has a particularly good long-term outlook.  Near term, however, there have been some cross currents in China’s economic outlook and China’s growth rate has recently slowed to about 8.0%.  GDP increased 6.4% in 2011 and 10.4% in 2010 after increasing 8.5% in 2009 and is forecast to increase 8.0% in 2012 and 8.3% in 2013.

India’s population is approximately 17% of the world’s population.  It is the world’s second fastest growing major economy.  India’s economy increased 6.6% in 2011 and 8.4% in 2010 after increasing 6.8% in 2009 and is forecast to increase 6.8% in 2012 and 7.3% in 2013.

Brazil is Latin America’s biggest economy.  GDP increased 2.7% in 2011 and 7.5% in 2010 after decreasing 0.2% in 2009 and is forecast to increase 2.9% in 2012 and 3.9% in 2013.  Russia’s economy grew at 4.3% in 2011 and 4.0% in 2010 after decreasing 7.9% in 2009 and is forecast to increase 3.8% in 2012 and 3.2% in 2013.

Many worldwide larger multinational companies should be well positioned to benefit long-term from worldwide growth.  To the extent that some of these companies’ U.S. earnings are growing slower, this could be somewhat offset by their possible stronger foreign earnings.  The long-term strategy of the Reynolds Blue Chip Growth Fund is to be structured to benefit from this worldwide growth by investing in many of these leading multinational growth companies.

The Blue Chip Fund is positioned to participate in long-term worldwide growth trends through investments in multinational U.S. headquartered companies.  In addition, the Fund has investments in leading foreign headquartered companies, whose stocks or American Depositary Receipts (ADRs) trade in the United States.  These ADRs are denominated in dollars and they must use GAAP (Generally Accepted Accounting Principles) accounting to qualify as an ADR.  The Blue Chip Fund may hold up to 35% of its assets in ADRs.

Opportunistic Investing in Companies of Various Sizes and Diversified Among Various Industries
The Reynolds Blue Chip Growth Fund usually invests in companies of various sizes as classified by their market capitalizations.  A company’s market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price.  Other considerations in selecting companies for the Fund include revenue growth rates, product innovations, financial strength, management’s knowledge and experience plus the overall economic and geopolitical environments and interest rates.  The Fund’s investments are diversified among various industries.

The long-term strategy of the Reynolds Blue Chip Growth Fund is to emphasize investment in worldwide “blue chip” growth companies.  These companies are defined as companies with a minimum market capitalization of $1 billion.  In the long-

term these companies build value as their earnings grow.  This growth in value should ultimately be recognized in higher stock prices for these companies.

Industry Sectors(3) as of March 31, 2012

(3)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Low Long-Term Interest Rates by Historical Standards are a Significant Positive for Stock Valuations
Long-term interest rates remain near historically low levels.  Low long-term interest rates usually result in higher stock valuations for many reasons including:

(1)	Long-term borrowing costs of corporations are lower resulting in higher business confidence and profits.
(2)	Long-term borrowing costs of individuals are lower which increases consumer confidence and spending.
(3)	A company’s stock is usually valued by placing a present value on that company’s future stream of earnings and dividends. The present value is higher when interest and inflation rates are low.

Linked Money Market Fund
The First American Treasury Obligations Fund is a money market fund offered by an affiliate of our transfer agent, U.S. Bancorp Fund Services, LLC.  This Fund is offered as a money market alternative to our shareholders.  The First American Treasury Obligations Fund offers many free shareholder conveniences including automatic investment and withdrawal plans and check writing access to your funds and is linked to your holdings in the Reynolds Blue Chip Growth Fund.  This Fund is also included on your quarterly statements.

Information about the Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund
Reynoldsfunds.com website:  You can access current information about your investment holdings via our website, reynoldsfunds.com.  You must first request a personal identification number (PIN) by calling our shareholder service representatives at 1-800-773-9665.  You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Reynolds Blue Chip Growth Fund net asset value.  Additional information available (PIN number not needed) includes quarterly updates of the returns of the Blue Chip Fund, top ten holdings and industry percentages.  Also, detailed statistics and graphs of past performances from a link to Morningstar for the Blue Chip Fund.

For automatic current daily net asset values:  Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours a day, seven days a week and press “any key” then “1”.  The updated current net asset value for the Blue Chip Fund is usually available each business day after 5 P.M. (PST).

For the Reynolds Blue Chip Growth Fund shareholders to automatically access their current account information:  Call 1-800-773-9665 (twenty-four hours a day, seven days a week), press “any key” then “2” and enter your 16 digit account number which appears at the top right of your statement.

To speak to a Fund representative regarding the current daily net asset value, current account information and any other questions:  Call 1-800-773-9665 and press “0” from 6 A.M. to 5 P.M. (PST).

Shareholder statement frequency: Consolidated statements summarizing the Blue Chip Fund and First American Treasury Obligations Fund accounts held by a shareholder are sent quarterly.  In addition, individual Blue Chip Fund statements are sent whenever a transaction occurs.  These transactions are: (1) statements are sent for the Blue Chip Fund or First American Treasury Obligations Fund when a shareholder purchases or redeems shares; (2) Blue Chip Fund statements are sent twice a year if, and when, any ordinary income or capital gains are distributed.

Tax reporting:  Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January.  The percentage of income earned from various government securities, if any, for the Blue Chip Fund and the First American Treasury Obligations Fund are also reported in January.

Minimum investment:  $1,000 for regular and retirement accounts ($100 for additional investments for all accounts – except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

Retirement plans:  All types are offered including Traditional IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, and SEP IRA.

Automatic Investment Plan:  There is no charge to automatically debit your checking account to invest in the Blue Chip Fund or the First American Treasury Obligations Fund ($50 minimum for either of these Funds) at periodic intervals to make automatic purchases in either of these Funds.  This is useful for dollar cost averaging for the Blue Chip Fund.

Systematic Withdrawal Plan:  For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in the Blue Chip Fund or the First American Treasury Obligations Fund as often as monthly and send a check to you or transfer funds to your bank account.

Free Check Writing:  Free check writing ($100 minimum) is offered for accounts invested in the First American Treasury Obligations Fund.

Exchanges or regular redemptions between the Blue Chip Fund and the First American Treasury Obligations Fund:  As often as desired – no charge.

NASDAQ symbols:  Reynolds Blue Chip Growth Fund – RBCGX and First American Treasury Obligations Fund – FATXX.

Portfolio Manager:  Frederick Reynolds is the portfolio manager of the Reynolds Blue Chip Growth Fund.

The Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund are No-Load:  No front-end sales commissions or deferred sales charges (“loads”) are charged.  Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder.  These marketing charges are either: (1) a front-end fee or “load” in which up to 5% of a shareholder’s assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or “load” which is typically deducted from a shareholder’s account if a shareholder redeems within five years of the original investment.  These fees reduce a shareholder’s return.  The Blue Chip Fund and First American Treasury Obligations Fund are No-Load as they do not have these extra charges.

We appreciate your continued confidence in the Reynolds Blue Chip Growth Fund and would like to welcome our new shareholders.  We look forward to strong results in the future.

Sincerely,

Frederick L. Reynolds
President

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Blue Chip Growth Fund unless accompanied or preceded by the Fund’s current prospectus.  Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.reynoldsfunds.com.

Reynolds Blue Chip Growth Fund
COST DISCUSSION (Unaudited)

As a shareholder of the Reynolds Blue Chip Growth Fund, you do not incur (except as described below) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees, but do incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check.  Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/11	Value 3/31/12	Period* 10/1/11-3/31/12
Reynolds Blue Chip Growth Fund Actual	$1,000.00	$1,280.90	$8.78
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.76

*
Expenses are equal to the Fund’s annualized expense ratio of 1.54% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period between October 1, 2011 and March 31, 2012).

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at http://www.reynoldsfunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30.  The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the Commission’s website.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

ASSETS:
Investments in securities, at value (cost $190,583,143)	$213,166,858
Receivable from shareholders for purchases	364,270
Dividends receivable	186,351
Receivable from investments sold	81,620
Total assets	$213,799,099
LIABILITIES:
Payable for investments purchased	$374,047
Payable to shareholders for redemptions	365,248
Payable to adviser for management fees	174,531
Due to custodian	139,246
Other liabilities	107,600
Total liabilities	1,160,672
NET ASSETS:
Capital Stock, $0.01 par value; 40,000,000 shares authorized; 3,570,343 shares outstanding	187,592,244
Net unrealized appreciation on investments	22,583,715
Accumulated net realized gain on investments	2,462,468
Net assets	212,638,427
Total liabilities and net assets	$213,799,099
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($212,638,427 ÷ 3,570,343 shares outstanding)	$59.56

The accompanying notes to financial statements are an integral part of this statement.

SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a)
COMMON STOCKS — 99.4% (a)
	Aerospace & Defense — 1.2%
5,400	BE Aerospace, Inc.*	$250,938
6,900	The Boeing Co.	513,153
600	Embraer S.A. - SP-ADR	19,188
1,200	Esterline Technologies Corp.*	85,752
1,200	General Dynamics Corp.	88,056
7,800	Hexcel Corp.*	187,278
6,100	Honeywell International Inc.	372,405
600	Precision Castparts Corp.	103,740
900	Raytheon Co.	47,502
4,300	Spirit AeroSystems Holdings Inc.*	105,178
4,000	TransDigm Group, Inc.*	463,040
4,600	Triumph Group, Inc.	288,236
1,500	United Technologies Corp.	124,410
		2,648,876
	Air Freight & Logistics — 0.6%
1,300	C. H. Robinson Worldwide, Inc.	85,137
2,800	Expeditors International
	of Washington, Inc.	130,228
4,900	FedEx Corp.	450,604
6,800	United Parcel Service, Inc. Cl B	548,896
		1,214,865

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Airlines — 0.4%
3,600	Alaska Air Group, Inc.*	$128,952
2,000	Allegiant Travel Co.*	109,000
1,500	China Eastern Airlines
	Corporation Ltd. - SP-ADR*	24,750
3,200	China Southern Airlines
	Company Ltd. - SP-ADR*	75,616
500	Copa Holdings S.A. Cl A	39,600
4,600	Delta Air Lines, Inc.*	45,586
10,600	Hawaiian Holdings, Inc.*	55,438
9,600	JetBlue Airways Corp.*	46,944
1,800	Ryanair Holdings PLC - SP-ADR*	65,304
11,300	Southwest Airlines Co.	93,112
6,100	Spirit Airlines Inc.*	122,427
10,300	US Airways Group, Inc.*	78,177
		884,906
	Auto Components — 0.6%
7,200	BorgWarner, Inc.*	607,248
1,900	China Automotive Systems, Inc.*	12,996
1,700	Delphi Automotive PLC*	53,720
4,200	Johnson Controls, Inc.	136,416
1,000	Magna International Inc.	47,740
4,100	Tenneco Inc.*	152,315
3,700	TRW Automotive Holdings Corp.*	171,865
		1,182,300
	Automobiles — 0.6%
11,500	Ford Motor Co.	143,635
4,200	General Motors Co.*	107,730
6,700	Harley-Davidson, Inc.	328,836
5,800	Honda Motor Co., Ltd. - SP-ADR	222,894
12,300	Tata Motors Ltd. - SP-ADR	331,731
2,000	Tesla Motors, Inc.*	74,480
1,900	Toyota Motor Corp. - SP-ADR	164,958
		1,374,264
	Beverages — 2.1%
4,800	Anheuser-Busch
	InBev N.V. - SP-ADR	349,056
2,200	The Boston Beer Company, Inc.*	234,938
2,300	The Coca-Cola Co.	170,223
7,300	Coca-Cola Enterprises Inc.	208,780
3,600	Coca-Cola Femsa,
	S.A.B. de C.V. - SP-ADR	381,276
1,900	Compania Cervecerias
	Unidas S.A. - SP-ADR	149,511
6,100	Constellation Brands, Inc.*	143,899
2,000	Cott Corp.*	13,180
6,200	Diageo PLC - SP-ADR	598,300
6,200	Dr Pepper Snapple Group, Inc.	249,302
6,100	Fomento Economico Mexicano,
	S.A.B. de C.V. - SP-ADR	501,847
22,000	Monster Beverage Corporation*	1,365,980
900	PepsiCo, Inc.	59,715
		4,426,007
	Biotechnology — 1.9%
5,600	Affymax Inc.*	65,744
7,100	Alexion Pharmaceuticals, Inc.*	659,306
4,500	Alkermes PLC*	83,475
500	Amgen Inc.	33,995
2,700	Amylin Pharmaceuticals, Inc.*	67,392
1,200	Arena Pharmaceuticals, Inc.*	3,684
32,700	ARIAD Pharmaceuticals, Inc.*	521,565
11,900	BioCryst Pharmaceuticals, Inc.*	57,477
300	Biogen Idec Inc.*	37,791
4,500	BioMarin Pharmaceutical Inc.*	154,125
6,000	Celgene Corp.*	465,120
11,000	Cell Therapeutics, Inc.*	14,300
11,700	Dendreon Corp.*	124,664
5,500	Gilead Sciences, Inc.*	268,675
2,900	Human Genome Sciences, Inc.*	23,896
20,200	Incyte Corp.*	389,860
4,100	InterMune, Inc.*	60,147
1,400	Medivation Inc.*	104,608
2,500	Myriad Genetics, Inc.*	59,150
5,000	Orexigen Therapeutics Inc.*	20,500
4,500	Pharmacyclics, Inc.*	124,920
1,800	Regeneron Pharmaceuticals, Inc.*	209,916
10,300	SciClone Pharmaceuticals, Inc.*	64,993
4,900	Seattle Genetics, Inc.*	99,862
2,000	Threshold Pharmaceuticals Inc.*	17,600
3,900	United Therapeutics Corporation*	183,807
1,100	Vertex Pharmaceuticals Inc.*	45,111

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Biotechnology — 1.9% (Continued)
7,300	Vical Inc.*	$24,820
		3,986,503
	Building Products — 0.2%
900	Armstrong World Industries, Inc.*	43,893
8,000	Fortune Brands Home &
	Security Inc.*	176,560
13,000	Masco Corp.	173,810
1,200	Owens Corning Inc.*	43,236
4,100	USG Corporation*	70,520
		508,019
	Capital Markets — 1.7%
1,100	Affiliated Managers Group, Inc.*	122,991
1,900	Ameriprise Financial, Inc.	108,547
3,600	BGC Partners, Inc.	26,604
500	BlackRock, Inc.	102,450
1,100	Deutsche Bank AG	54,769
13,700	E*Trade Financial Corp.*	150,015
4,900	Financial Engines, Inc.*	109,564
2,500	Franklin Resources, Inc.	310,075
5,300	The Goldman Sachs Group, Inc.	659,161
4,400	Invesco Limited	117,348
19,200	Janus Capital Group Inc.	171,072
900	Jefferies Group, Inc.	16,956
4,200	Legg Mason, Inc.	117,306
8,000	Morgan Stanley	157,120
3,700	Piper Jaffray Companies, Inc.*	98,494
5,100	T. Rowe Price Group Inc.	333,030
4,700	Raymond James Financial, Inc.	171,691
1,000	Safeguard Scientifics, Inc.*	17,200
7,200	The Charles Schwab Corporation	103,464
1,200	SEI Investments Co.	24,828
4,200	State Street Corp.	191,100
8,300	TD Ameritrade Holding Corp.	163,842
1,600	Virtus Investment Partners Inc.*	137,248
1,900	Waddell & Reed Financial, Inc.	61,579
		3,526,454
	Chemicals — 3.4%
2,700	Agrium Inc.	233,199
2,500	Airgas, Inc.	222,425
1,500	Albemarle Corporation	95,880
1,300	CF Industries Holdings, Inc.	237,445
5,200	The Dow Chemical Co.	180,128
5,800	E.I. du Pont de Nemours and Co.	306,820
5,800	Eastman Chemical Co.	299,802
4,093	Ecolab Inc.	252,620
7,300	Ferro Corporation*	43,362
4,300	FMC Corporation	455,198
12,500	W.R. Grace & Co.*	722,500
4,100	Huntsman Corporation	57,441
4,500	International Flavors
	& Fragrances Inc.	263,700
3,700	Intrepid Potash, Inc.*	90,021
3,800	Koppers Holdings, Inc.	146,528
6,700	Kraton Performance Polymers, Inc.*	178,019
3,700	Kronos Worldwide, Inc.	92,278
9,700	LyondellBasell Industries N.V.	423,405
8,600	Monsanto Company	685,936
5,300	The Mosaic Company	293,037
1,000	NewMarket Corporation	187,400
7,700	Olin Corp.	167,475
5,200	Potash Corporation of
	Saskatchewan Inc.	237,588
3,600	PPG Industries, Inc.	344,880
3,100	Praxair, Inc.	355,384
6,200	RPM International, Inc.	162,378
800	The Scotts Miracle-Gro Company	43,328
3,800	Sigma-Aldrich Corp.	277,628
3,800	The Valspar Corp.	183,502
		7,239,307
	Commercial Banks — 1.1%
400	Bank of Hawaii Corp.	19,340
6,800	Bank of the Ozarks, Inc.	212,568
3,400	Barclays PLC - SP-ADR	51,510
4,100	BB&T Corp.	128,699
6,200	Citizens Republic Bancorp, Inc.*	96,782
7,900	East West Bancorp, Inc.	182,411
19,300	Fifth Third Bancorp	271,165
1,600	Hudson City Bancorp, Inc.	11,696
18,500	Huntington Bancshares Inc.	119,325
15,400	KeyCorp	130,900

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Commercial Banks — 1.1% (Continued)
600	PNC Financial Services Group, Inc.	$38,694
29,800	Regions Financial Corp.	196,382
6,600	SunTrust Banks, Inc.	159,522
5,000	Synovus Financial Corp.	10,250
1,000	Texas Capital Bancshares, Inc.*	34,620
1,100	The Toronto-Dominion Bank	93,445
8,000	U.S. Bancorp	253,440
3,600	Wells Fargo & Co.	122,904
4,600	Zions Bancorporation	98,716
		2,232,369
	Commercial Services & Supplies — 0.7%
3,600	Cintas Corp.	140,832
7,800	Copart, Inc.*	203,346
10,800	A.T. Cross Company*	130,032
3,600	R.R. Donnelley & Sons Company	44,604
4,600	Iron Mountain Incorporated	132,480
6,400	KAR Auction Services Inc.*	103,744
3,900	Herman Miller, Inc.	89,544
600	Progressive Waste Solutions Ltd.	13,008
13,400	RINO International Corp.*	804
11,350	Rollins, Inc.	241,528
4,700	The Standard Register Co.	5,875
800	Stericycle, Inc.*	66,912
8,200	Waste Connections, Inc.	266,746
1,200	Waste Management, Inc.	41,952
		1,481,407
	Communications Equipment — 2.8%
3,600	Acme Packet, Inc.*	99,072
3,900	ADTRAN, Inc.	121,641
5,300	Alcatel-Lucent - SP-ADR*	12,031
6,200	Aruba Networks Inc.*	138,136
14,700	Brocade Communications
	Systems, Inc.*	84,525
29,900	Ciena Corp.*	484,081
5,400	Cisco Systems, Inc.	114,210
12,400	L.M. Ericsson Telephone Co.	127,844
7,000	F5 Networks, Inc.*	944,720
17,275	Finisar Corp.*	348,091
2,000	Harris Corp.	90,160
3,500	Infinera Corporation*	28,420
2,900	Ituran Location and Control Ltd.	38,976
43,400	JDS Uniphase Corp.*	628,866
5,400	Juniper Networks, Inc.*	123,552
1,820	Loral Space &
	Communications Inc.*	144,872
3,800	Motorola Solutions, Inc.	193,154
7,700	NETGEAR, Inc.*	294,140
3,500	Plantronics, Inc.	140,910
9,000	Polycom, Inc.*	171,630
5,100	Procera Networks, Inc.*	114,036
15,700	QUALCOMM, Inc.	1,067,914
1,200	RADWARE Ltd.*	44,928
10,600	Riverbed Technology, Inc.*	297,648
500	Tellabs, Inc.	2,025
3,400	ViaSat, Inc.*	163,914
1,400	Westell Technologies, Inc.*	3,262
		6,022,758
	Computers & Peripherals — 7.9%
24,550	Apple Inc.*	14,716,989
5,700	Dell Inc.*	94,620
17,600	EMC Corp.*	525,888
1,200	Fusion-io Inc.*	34,092
1,000	International Business
	Machines Corp.	208,650
1,400	Lexmark International, Inc.	46,536
6,100	NetApp, Inc.*	273,097
8,300	QLogic Corp.*	147,408
4,100	SanDisk Corp.*	203,319
4,400	Seagate Technology PLC	118,580
3,000	Silicon Graphics
	International Corporation*	29,040
1,000	STEC Inc.*	9,440
2,100	Teradata Corp.*	143,115
7,700	Western Digital Corp.*	318,703
		16,869,477
	Construction & Engineering — 0.5%
7,100	Chicago Bridge & Iron
	Company N. V. NYS	306,649
4,500	Fluor Corp.	270,180
6,100	Foster Wheeler AG*	138,836

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Construction & Engineering — 0.5% (Continued)
5,300	Jacobs Engineering Group Inc.*	$235,161
2,300	The Shaw Group Inc.*	72,933
		1,023,759
	Construction Materials — 0.0%
1,400	Vulcan Materials Company	59,822

	Consumer Finance — 0.7%
8,300	American Express Co.	480,238
2,800	Capital One Financial Corp.	156,072
800	Credit Acceptance Corporation*	80,808
23,900	Discover Financial Services	796,826
		1,513,944
	Consumer Services – Diversified — 0.1%
4,300	Coinstar, Inc.*	273,265
1,000	Sotheby’s	39,340
		312,605
	Containers & Packaging — 0.4%
6,700	Ball Corp.	287,296
32,500	Boise, Inc.	266,825
5,500	Crown Holdings, Inc.*	202,565
1,000	Owens-Illinois, Inc.*	23,340
		780,026
	Distributors — 0.2%
7,700	Genuine Parts Co.	483,175

	Electric Utilities — 0.2%
1,200	CPFL Energia S.A. - ADR	36,300
4,700	Exelon Corporation	184,287
3,100	Progress Energy, Inc.	164,641
		385,228
	Electrical Equipment — 0.9%
1,700	The Babcock & Wilcox Co.*	43,775
3,800	Cooper Industries PLC	243,010
3,800	Emerson Electric Co.	198,284
8,100	Hubbell Incorporated, CL B	636,498
2,500	Rockwell Automation, Inc.	199,250
2,800	Roper Industries, Inc.	277,648
3,800	Sensata Technologies Holding N.V.*	127,224
2,400	A.O. Smith Corp.	107,880
		1,833,569
	Electronic Equipment, Instruments
	& Components — 1.5%
6,900	Agilent Technologies, Inc.*	307,119
1,000	Amphenol Corporation	59,770
1,700	Arrow Electronics, Inc.*	71,349
3,400	Coherent, Inc.*	198,322
7,000	Flextronics International Ltd.*	50,610
3,500	FLIR Systems, Inc.	88,585
1,700	Hitachi, Ltd.	109,973
8,100	InvenSense Inc.*	146,610
1,000	Itron, Inc.*	45,410
12,000	Jabil Circuit, Inc.	301,440
10,900	LeCroy Corporation*	113,251
2,000	LG Display Company Ltd. - ADR*	23,540
2,100	Littelfuse, Inc.	131,670
1,800	Maxwell Technologies, Inc.*	32,994
4,000	Molex Inc.	112,480
7,100	OSI Systems, Inc.*	435,230
2,000	Park Electrochemical Corp.	60,460
1,300	PC Connection, Inc.	10,686
12,800	Sanmina-SCI Corp.*	146,560
2,100	TE Connectivity Limited	77,175
3,400	Tech Data Corp.*	184,484
4,900	Trimble Navigation Ltd.*	266,658
1,300	Universal Display Corporation*	47,489
6,800	Vishay Intertechnology, Inc.*	82,688
		3,104,553
	Energy Equipment & Services — 2.0%
3,400	Atwood Oceanics, Inc.*	152,626
1,400	Baker Hughes Inc.	58,716
3,100	Cameron International Corp.*	163,773
11,700	CGG-Veritas - SP-ADR*	348,192
2,900	Diamond Offshore Drilling, Inc.	193,575
2,000	Dresser-Rand Group, Inc.*	92,780
7,000	FMC Technologies, Inc.*	352,940
3,300	Halliburton Co.	109,527
2,600	Helmerich & Payne, Inc.	140,270
3,200	Hercules Offshore, Inc.*	15,136
3,800	Lufkin Industries, Inc.	306,470

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Energy Equipment & Services — 2.0% (Continued)
8,870	Nabors Industries Ltd.*	$155,136
4,400	National-Oilwell Varco Inc.	349,668
4,800	Newpark Resources, Inc.*	39,312
2,600	Oceaneering International, Inc.	140,114
2,000	Oil States International, Inc.*	156,120
16,700	Parker Drilling Co.*	99,699
5,900	Patterson-UTI Energy, Inc.	102,011
3,100	Pioneer Drilling Company*	27,280
8,300	Precision Drilling Corporation*	83,249
10,000	Rowan Companies, Inc.*	329,300
3,300	Schlumberger Ltd.	230,769
2,500	Seadrill Ltd.	93,775
2,900	Tenaris S.A. - SP-ADR	110,867
6,000	Transocean Ltd.	328,200
1,800	Weatherford International Ltd.*	27,162
		4,206,667
	Financial Services – Diversified — 0.8%
21,300	Bank of America Corp.	203,841
5,200	Citigroup Inc.	190,060
400	CME Group Inc.	115,732
3,200	ING Groep N.V. - SP-ADR*	26,624
12,200	JPMorgan Chase & Co.	560,956
5,800	Leucadia National Corporation	151,380
3,800	Moody’s Corporation	159,980
1,200	The NASDAQ OMX Group, Inc.*	31,080
13,800	NewStar Financial, Inc.*	153,456
3,500	NYSE Euronext	105,035
		1,698,144
	Food & Staples Retailing — 1.4%
2,800	Casey’s General Stores, Inc.	155,288
5,400	Costco Wholesale Corp.	490,320
13,800	The Great Atlantic &
	Pacific Tea Company, Inc.*(b)	—
9,400	PriceSmart, Inc.	684,414
2,800	Rite Aid Corporation*	4,872
7,000	United Natural Foods, Inc.*	326,620
2,100	Wal-Mart Stores, Inc.	128,520
13,500	Whole Foods Market, Inc.	1,123,200
		2,913,234
	Food Products — 1.2%
4,500	B & G Foods Inc.	101,295
700	Bunge Limited	47,908
2,600	Chiquita Brands International, Inc.*	22,854
3,500	Diamond Foods, Inc.	79,870
2,800	Green Mountain
	Coffee Roasters, Inc.*	131,152
13,100	The Hain Celestial Group, Inc.*	573,911
6,200	McCormick & Company, Inc.	337,466
3,700	Mead Johnson Nutrition Company	305,176
800	Post Holdings Inc.*	26,344
1,600	Ralcorp Holdings, Inc.*	118,544
800	Sanderson Farms, Inc.	42,424
3,900	Sara Lee Corp.	83,967
5,700	The J.M. Smucker Co.	463,752
4,300	Unilever PLC - SP-ADR	142,115
		2,476,778
	Health Care Equipment & Supplies — 1.6%
1,400	C.R. Bard, Inc.	138,208
1,500	Baxter International Inc.	89,670
1,400	Becton, Dickinson & Co.	108,710
300	Cyberonics, Inc.*	11,439
1,200	DENTSPLY International Inc.	48,156
4,000	Edwards Lifesciences Corp.*	290,920
10,500	Endologix, Inc.*	153,825
7,000	Haemonetics Corporation*	487,760
6,200	Hologic, Inc.*	133,610
4,200	IDEXX Laboratories, Inc.*	367,290
500	Intuitive Surgical, Inc.*	270,875
6,700	Medtronic, Inc.	262,573
1,800	Sirona Dental Systems, Inc.*	92,772
8,600	The Spectranetics Corporation*	89,440
5,000	St. Jude Medical, Inc.	221,550
4,300	Stryker Corp.	238,564
6,400	Varian Medical Systems, Inc.*	441,344
		3,446,706
	Health Care Providers & Services — 3.0%
6,100	Aetna Inc.	305,976
3,100	AMERIGROUP Corporation*	208,568

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Health Care Providers & Services — 3.0% (Continued)
5,500	Centene Corporation*	$269,335
6,200	CIGNA Corp.	305,350
1,400	Community Health Systems Inc.*	31,136
6,500	Coventry Health Care, Inc.	231,205
3,800	Express Scripts, Inc.*	205,884
7,000	Fresenius Medical Care
	AG & Co. KGaA - SP-ADR	494,550
600	HCA Holdings, Inc.	14,844
20,400	Health Management
	Associates, Inc.*	137,088
6,200	Health Net Inc.*	246,264
1,400	HEALTHSOUTH Corp.*	28,672
8,000	Humana Inc.	739,840
700	Laboratory Corporation
	of America Holdings*	64,078
4,600	LCA-Vision Inc.*	28,888
1,600	Lincare Holdings Inc.	41,408
1,000	Magellan Health Services, Inc.*	48,810
2,800	McKesson Corp.	245,756
2,000	Medco Health Solutions, Inc.*	140,600
18,100	Molina Healthcare Inc.*	608,703
3,800	Patterson Companies Inc.	126,920
4,400	PSS World Medical, Inc.*	111,496
2,200	Quest Diagnostics Inc.	134,530
6,400	Henry Schein, Inc.*	484,352
18,500	Tenet Healthcare Corp.*	98,235
5,800	UnitedHealth Group Inc.	341,852
9,300	WellCare Health Plans Inc.*	668,484
900	WellPoint Inc.	66,420
		6,429,244
	Health Care Technology — 0.8%
4,000	athenahealth Inc.*	296,480
10,200	Cerner Corp.*	776,832
1,500	HealthStream, Inc.*	34,785
1,600	Omnicell, Inc.*	24,336
10,600	Quality Systems, Inc.	463,538
		1,595,971
	Home Building — 0.6%
2,700	Beazer Homes USA, Inc.*	8,775
7,100	D.R. Horton, Inc.	107,707
4,300	Hovnanian Enterprises, Inc. Cl A*	10,535
9,900	KB Home	88,110
14,100	Lennar Corp.	383,238
26,500	Pulte Group Inc.*	234,525
11,100	The Ryland Group, Inc.	214,008
6,000	Toll Brothers, Inc.*	143,940
		1,190,838
	Hotels, Restaurants & Leisure — 5.6%
2,400	7 Days Group
	Holdings Ltd. - SP-ADR*	30,072
1,000	BJ’s Restaurants Inc.*	50,350
1,000	Bob Evans Farms, Inc.	37,720
13,300	Boyd Gaming Corp.*	104,272
9,700	Brinker International, Inc.	267,235
2,300	Buffalo Wild Wings Inc.*	208,587
10,600	Caribou Coffee Company, Inc.*	197,584
800	Carnival Corp.	25,664
500	Carrols Restaurant Group Inc.*	7,625
5,900	The Cheesecake Factory Inc.*	173,401
1,700	Chipotle Mexican Grill, Inc.*	710,600
1,600	Cracker Barrel Old
	Country Store, Inc.	89,280
7,400	Darden Restaurants, Inc.	378,584
2,000	DineEquity, Inc.*	99,200
13,300	Domino’s Pizza, Inc.*	482,790
3,000	Dunkin’ Brands Group Inc.	90,330
2,300	Home Inns & Hotels
	Management, Inc. - SP-ADR*	58,673
5,500	Hyatt Hotels Corp.*	234,960
6,400	InterContinental Hotels
	Group PLC - SP-ADR	148,608
63,000	Jamba, Inc.*	130,410
22,800	Krispy Kreme Doughnuts, Inc.*	166,440
9,800	Las Vegas Sands Corp.*	564,186
2,700	LIFE TIME FITNESS, Inc.*	136,539
7,700	Marriott International Inc.	291,445
3,900	Marriott Vacations
	Worldwide Corporation*	111,189
600	McDonald’s Corp.	58,860

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Hotels, Restaurants & Leisure — 5.6% (Continued)
7,000	Melco Crown
	Entertainment Ltd. - SP-ADR*	$95,270
33,700	MGM Resorts International*	458,994
10,600	P.F. Chang’s China Bistro, Inc.	418,912
5,100	Panera Bread Co.*	820,692
12,600	Papa John’s International, Inc.*	474,516
10,100	Peet’s Coffee & Tea Inc.*	744,370
1,000	Penn National Gaming, Inc.*	42,980
800	Red Robin Gourmet Burgers Inc.*	29,752
4,100	Royal Caribbean Cruises Ltd.	120,663
32,700	Ruth’s Hospitality Group Inc.*	248,193
9,500	Shuffle Master, Inc.*	167,200
12,600	Starbucks Corp.	704,214
6,000	Starwood Hotels &
	Resorts Worldwide, Inc.	338,460
5,300	Tim Hortons, Inc.	283,762
12,200	Wyndham Worldwide Corp.	567,422
3,100	Wynn Resorts Ltd.	387,128
17,500	Yum! Brands, Inc.	1,245,650
		12,002,782
	Household Durables — 1.5%
5,600	Ethan Allen Interiors Inc.	141,792
4,200	Garmin Ltd.	197,190
3,800	Harman International
	Industries, Inc.	177,878
5,300	iRobot Corporation*	144,478
1,100	Jarden Corporation	44,253
18,900	La-Z-Boy Inc.*	282,744
1,200	Leggett & Platt, Incorporated	27,612
2,600	M.D.C. Holdings, Inc.	67,054
700	Mohawk Industries, Inc.*	46,557
11,400	Newell Rubbermaid Inc.	203,034
3,000	Panasonic Corporation	27,750
5,400	SodaStream International Ltd.*	181,872
1,000	Sony Corp. - SP-ADR	20,770
4,330	Stanley Black & Decker Inc.	333,237
10,500	Tempur-Pedic International Inc.*	886,515
5,400	Tupperware Brands Corp.	342,900
500	Whirlpool Corporation	38,430
		3,164,066
	Household Products — 0.2%
5,200	Church & Dwight Co., Inc.	255,788
900	Colgate-Palmolive Co.	88,002
1,000	Energizer Holdings, Inc.*	74,180
1,100	WD-40 Co.	49,885
		467,855
	Industrial Conglomerates — 0.3%
1,600	3M Co.	142,736
1,500	General Electric Co.	30,105
13,400	McDermott International, Inc.*	171,654
10,400	Textron Inc.	289,432
1,800	Tyco International Ltd.	101,124
		735,051
	Insurance — 1.0%
1,000	Aflac, Inc.	45,990
900	The Allstate Corporation	29,628
25,000	Ambac Financial Group, Inc.*	1,000
1,500	American International Group, Inc.*	46,245
400	Berkshire Hathaway Inc. Cl B*	32,460
1,900	The Chubb Corporation	131,309
6,700	Arthur J. Gallagher & Co.	239,458
10,500	Genworth Financial Inc.*	87,360
3,200	The Hartford Financial
	Services Group, Inc.	67,456
6,200	Marsh & McLennan
	Companies, Inc.	203,298
19,900	MBIA Inc.*	195,020
3,500	MetLife, Inc.	130,725
6,300	Prudential Financial, Inc.	399,357
8,100	Torchmark Corp.	403,785
2,800	The Travelers Companies, Inc.	165,760
		2,178,851
	Internet & Catalog Retail — 1.1%
1,200	Amazon.com, Inc.*	243,012
800	Blue Nile, Inc.*	26,384
6,100	Expedia, Inc.	203,984
1,300	Groupon, Inc.*	23,894
2,700	Liberty Interactive Corporation Cl A*	51,543

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Internet & Catalog Retail — 1.1% (Continued)
2,600	Netflix Inc.*	$299,104
1,650	Priceline.com Inc.*	1,183,875
2,100	Shutterfly, Inc.*	65,793
6,000	TripAdvisor Inc.*	214,020
		2,311,609
	Internet Software & Services — 2.4%
2,300	Akamai Technologies, Inc.*	84,410
2,900	Baidu, Inc. - SP-ADR*	422,733
1,800	BroadVision, Inc.*	51,228
14,600	eBay Inc.*	538,594
1,500	Equinix, Inc.*	236,175
1,350	Google Inc.*	865,674
4,300	IAC/InterActiveCorp	211,087
11,500	Internet Initiative
	Japan Inc. - SP-ADR	101,775
1,200	LinkedIn Corporation*	122,388
4,600	Liquidity Services Inc.*	206,080
1,400	LogMeIn, Inc.*	49,322
2,500	MercadoLibre Inc.	244,475
6,700	Monster Worldwide, Inc.*	65,325
2,400	NetEase.com Inc. - SP-ADR*	139,440
1,000	Open Text Corporation*	61,150
1,000	OpenTable, Inc.*	40,470
2,700	Openwave Systems Inc.*	6,129
7,500	Rackspace Hosting, Inc.*	433,425
8,900	Rediff.com India Limited - SP-ADR*	60,609
1,800	SINA Corp.*	117,000
3,900	Sohu.com Inc.*	215,163
5,300	Travelzoo Inc.*	121,900
16,900	ValueClick, Inc.*	333,606
1,600	VeriSign, Inc.	61,344
3,800	VistaPrint N.V.*	146,870
2,000	Youku.com Inc.*	43,980
3,800	Zillow, Inc.*	135,242
		5,115,594
	IT Services — 2.3%
3,100	Accenture PLC	199,950
2,900	Alliance Data Systems Corporation*	365,284
2,100	CACI International Inc.*	130,809
8,900	Cognizant Technology
	Solutions Corp.*	684,855
1,400	Computer Sciences Corporation	41,916
4,900	DST Systems, Inc.	265,727
1,400	Fidelity National
	Information Services, Inc.	46,368
3,600	Fiserv, Inc.*	249,804
9,200	Gartner, Inc.*	392,288
1,200	Genpact Limited*	19,560
6,000	Infosys Ltd. - SP-ADR	342,180
2,200	InterXion Holding N.V.*	39,490
1,200	Mastercard, Inc.	504,648
2,400	MAXIMUS, Inc.	97,608
3,600	Paychex, Inc.	111,564
13,400	Sapient Corp.	166,830
9,200	Satyam Computer
	Services Ltd. - SP-ADR*(b)	25,628
1,000	Total System Services, Inc.	23,070
9,000	VeriFone Systems, Inc.*	466,830
6,500	Visa Inc.	767,000
		4,941,409
	Leisure Equipment & Products — 0.4%
40,900	Eastman Kodak Co.*	13,047
12,900	Mattel, Inc.	434,214
1,600	Smith & Wesson
	Holding Corporation*	12,400
6,700	Sturm, Ruger & Company, Inc.	328,970
		788,631
	Life Sciences Tools & Services — 0.4%
9,600	Affymetrix, Inc.*	40,992
6,600	Bruker Corp.*	101,046
1,800	Cambrex Corp.*	12,582
400	Complete Genomics Inc.*	1,128
1,500	Life Technologies Corporation*	73,230
1,000	Mettler-Toledo International Inc.*	184,750
6,900	Parexel International Corp.*	186,093
2,400	PerkinElmer, Inc.	66,384
1,800	Thermo Fisher Scientific, Inc.*	101,484
1,200	Waters Corp.*	111,192
		878,881

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Machinery — 3.4%
4,400	AGCO Corporation*	$207,724
1,100	Alamo Group Inc.	33,066
3,300	Barnes Group Inc.	86,823
500	Caterpillar Inc.	53,260
1,400	CNH Global N.V.*	55,580
4,300	Crane Co.	208,550
6,000	Cummins Inc.	720,240
3,100	Deere & Co.	250,790
12,000	Donaldson Company, Inc.	428,760
1,700	Dover Corporation	106,998
1,400	Eaton Corp.	69,762
2,000	FreightCar America Inc.	44,980
5,200	Gardner Denver Inc.	327,704
4,700	IDEX Corporation	198,011
2,400	Illinois Tool Works Inc.	137,088
1,700	Ingersoll-Rand PLC	70,295
3,100	ITT Corp.	71,114
8,900	Joy Global Inc.	654,150
4,700	Kennametal Inc.	209,291
800	The Manitowoc Company, Inc.	11,088
3,600	Navistar International Corp.*	145,620
2,900	Nordson Corporation	158,079
2,200	Oshkosh Corporation*	50,974
2,000	PACCAR Inc.	93,660
8,400	Pall Corp.	500,892
6,500	Parker Hannifin Corp.	549,575
2,000	Pentair, Inc.	95,220
3,500	Robbins & Myers, Inc.	182,175
2,000	Sauer-Danfoss, Inc.*	94,000
6,700	Snap-On, Inc.	408,499
9,500	Terex Corp.*	213,750
4,900	The Timken Company	248,626
5,800	Titan International, Inc.	137,170
1,500	Valmont Industries, Inc.	176,115
1,500	Wabtec Corporation	113,055
2,200	Westport Innovations Inc.*	90,024
1,200	Xylem, Inc.	33,300
		7,236,008
	Media — 2.9%
11,700	Belo Corp.	83,889
23,000	CBS Corp. Cl B Non-Voting	779,930
13,800	Comcast Corp.	414,138
6,800	DIRECTV*	335,512
4,100	Discovery Communications, Inc.*	207,460
2,500	DISH Network Corp.	82,325
13,400	The Walt Disney Co.	586,652
5,800	Entercom Communications Corp.*	37,642
9,900	Focus Media
	Holding Limited - ADR*	248,688
9,500	Gannett Co., Inc.	145,635
8,100	IMAX Corp.*	197,964
14,800	The Interpublic Group
	of Companies, Inc.	168,868
9,000	Liberty Media Corporation*	793,350
9,300	Lions Gate Entertainment Corp.*	129,456
4,900	Live Nation Entertainment, Inc.*	46,060
3,300	The McGraw-Hill Companies, Inc.	159,951
4,100	Morningstar, Inc.	258,505
14,000	News Corp. Cl B	279,720
4,500	Omnicom Group Inc.	227,925
900	Pandora Media Inc.*	9,189
185,100	Sirius XM Radio Inc.*	427,581
4,100	Time Warner Cable Inc.	334,150
3,500	Time Warner Inc.	132,125
4,500	Virgin Media Inc.	112,410
		6,199,125
	Metals & Mining — 2.6%
4,700	AK Steel Holding Corporation	35,532
6,100	Alcoa Inc.	61,122
1,600	Allegheny Technologies, Inc.	65,872
5,700	ArcelorMittal NYS	109,041
17,700	AuRico Gold Inc.*	156,999
1,500	Avalon Rare Metals, Inc.*	4,485
4,800	Barrick Gold Corp.	208,704
4,800	BHP Billiton Ltd. - SP-ADR	347,520
23,200	China Precision Steel, Inc.*	10,672
4,700	Cliffs Natural Resources Inc.	325,522
8,300	Coeur d’ Alene Mines Corp.*	197,042
1,700	Commercial Metals Company	25,194
5,400	Eldorado Gold Corp.	74,196

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Metals & Mining — 2.6% (Continued)
6,400	Freeport-McMoRan
	Copper & Gold Inc.	$243,456
2,700	Goldcorp, Inc.	121,662
24,900	Golden Star Resources Ltd.*	46,314
4,200	Harmony Gold Mining
	Company Ltd. - SP-ADR	45,906
16,300	Hecla Mining Co.	75,306
2,500	IAMGOLD Corp.	33,225
2,100	Ivanhoe Mines Ltd.*	33,054
7,600	Kinross Gold Corp.	74,404
1,200	Mechel - SP-ADR	10,776
5,500	Molycorp, Inc.*	186,065
14,800	New Gold Inc.*	146,224
27,200	NovaGold Resources Inc.*	195,296
4,800	Nucor Corp.	206,160
5,900	Pan American Silver Corp.	130,154
11,500	Paramount Gold
	and Silver Corporation*	25,990
1,175	Pilot Gold Inc.*	2,132
700	Randgold Resources Ltd.	61,586
600	Rare Element Resources Ltd.*	3,768
2,200	Rio Tinto PLC - SP-ADR	122,298
4,700	RTI International Metals, Inc.*	108,382
10,100	Silver Standard Resources Inc.*	151,904
12,500	Silver Wheaton Corp.	415,000
3,000	Silvercorp Metals Inc.	20,670
5,700	Southern Copper Corp.	180,747
2,500	Steel Dynamics, Inc.	36,350
2,100	Stillwater Mining Company*	26,544
1,113	SunCoke Energy, Inc.*	15,816
17,500	Taseko Mines Ltd.*	61,600
3,300	Teck Resources Ltd. Cl B	117,678
800	Ternium S.A. - SP-ADR	18,944
5,200	Titanium Metals Corp.	70,512
9,100	United States Steel Corp.	267,267
8,000	Vale S.A. - SP-ADR	186,640
1,500	Walter Energy, Inc.	88,815
24,400	Yamana Gold Inc.	381,128
		5,533,674
	Multiline Retail — 2.1%
4,400	Big Lots, Inc.*	189,288
4,200	Dillard’s, Inc.	264,684
5,000	Dollar General Corp.*	231,000
12,400	Dollar Tree, Inc.*	1,171,676
4,700	Family Dollar Stores, Inc.	297,416
2,300	Kohl’s Corp.	115,069
18,800	Macy’s, Inc.	746,924
15,300	Nordstrom, Inc.	852,516
1,000	J.C. Penney Company, Inc.	35,430
25,100	Saks, Inc.*	291,411
700	Sears Holdings Corporation*	46,375
3,000	Target Corp.	174,810
		4,416,599
	Multi-Utilities — 0.1%
2,200	CMS Energy Corporation	48,400
6,700	NiSource Inc.	163,145
		211,545
	Office Electronics — 0.0%
1,500	Zebra Technologies Corporation*	61,770

	Oil, Gas & Consumable Fuels — 3.5%
4,300	Anadarko Petroleum Corp.	336,862
2,100	Apache Corp.	210,924
800	BP- PLC - SP-ADR	36,000
1,500	Cabot Oil & Gas Corp.	46,755
2,200	Canadian Natural Resources Ltd.	72,996
4,100	Carrizo Oil & Gas, Inc.*	115,866
4,100	Cenovus Energy Inc.	147,354
2,900	Cheniere Energy, Inc.*	43,442
11,600	Clean Energy Fuels Corporation*	246,848
5,200	Cobalt International Energy, Inc.*	156,156
2,700	Concho Resources Inc.*	275,616
4,000	ConocoPhillips	304,040
3,000	Continental Resources, Inc.*	257,460
3,100	Denbury Resources Inc.*	56,513
2,800	Enbridge Inc.	108,780
2,400	EnCana Corp.	47,160
800	EOG Resources, Inc.	88,880
9,500	GeoResources, Inc.*	311,030
1,000	Gulfport Energy Corporation*	29,120
3,000	Hess Corp.	176,850

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Oil, Gas & Consumable Fuels — 3.5% (Continued)
8,800	HollyFrontier Corporation	$282,920
28,500	Ivanhoe Energy, Inc.*	29,925
29,100	Kodiak Oil & Gas Corp.*	289,836
3,900	Marathon Oil Corp.	123,630
4,650	Marathon Petroleum Corporation	201,624
3,500	McMoRan Exploration Co.*	37,450
1,900	Murphy Oil Corp.	106,913
3,100	Newfield Exploration Co.*	107,508
1,600	Noble Energy, Inc.	156,448
1,500	Oasis Petroleum Inc.*	46,245
4,700	Occidental Petroleum Corp.	447,581
7,900	Patriot Coal Corp.*	49,296
1,500	Peabody Energy Corp.	43,440
600	PetroChina Company Ltd.	84,318
8,200	Petroleo Brasileiro S.A. - SP-ADR	217,792
1,600	Pioneer Natural Resources Co.	178,544
3,300	Plains Exploration &
	Production Company*	140,745
700	Range Resources Corp.	40,698
10,300	SandRidge Energy Inc.*	80,649
700	Sasol Ltd. - SP-ADR	34,048
1,000	Southwestern Energy Co.*	30,600
2,600	Stone Energy Corporation*	74,334
5,300	Suncor Energy, Inc.	173,310
2,300	Sunoco, Inc.	87,745
10,900	Tesoro Corp.*	292,556
16,400	TransGlobe Energy Corp.*	198,112
7,900	Valero Energy Corp.	203,583
2,300	Western Refining, Inc.	43,286
7,000	Whiting Petroleum Corp.*	380,100
5,700	The Williams Companies, Inc.	175,617
		7,427,505
	Paper & Forest Products — 0.5%
6,000	P.H. Glatfelter Co.	94,680
18,800	International Paper Co.	659,880
17,100	Louisiana-Pacific Corp.*	159,885
6,100	MeadWestvaco Corporation	192,699
		1,107,144
	Personal Products — 1.1%
8,700	Elizabeth Arden, Inc.*	304,326
16,900	Herbalife Ltd.	1,163,058
3,300	The Estee Lauder Companies Inc.	204,402
3,300	Medifast, Inc.*	57,618
2,800	Nu Skin Enterprises, Inc.	162,148
600	Nutrisystem, Inc.	6,738
8,300	Revlon, Inc.*	143,175
3,800	Weight Watchers International, Inc.	293,322
		2,334,787
	Pharmaceuticals — 2.5%
4,200	Abbott Laboratories	257,418
3,700	Allergan, Inc.	353,091
1,800	AstraZeneca PLC - SP-ADR	80,082
1,000	Bayer AG - SP-ADR	70,290
4,600	Dr. Reddy’s Laboratories
	Ltd. - SP-ADR	158,976
48,900	Elan Corporation PLC - SP-ADR*	733,989
900	Endo Pharmaceuticals
	Holdings Inc.*	34,857
5,200	Forest Laboratories, Inc.*	180,388
2,100	GlaxoSmithKline-PLC - SP-ADR	94,311
4,500	Jazz Pharmaceuticals, Inc.*	218,115
1,400	Eli Lilly and Co.	56,378
4,700	The Medicines Company*	94,329
1,200	Medicis Pharmaceutical Corp.	45,108
1,000	Merck & Co., Inc.	38,400
12,000	Mylan, Inc.*	281,400
100	Novartis AG - SP-ADR	5,541
1,500	Novo Nordisk A/S - SP-ADR	208,065
6,300	Perrigo Co.	650,853
5,900	Pfizer Inc.	133,694
4,900	Questcor Pharmaceuticals, Inc.*	184,338
1,700	Salix Pharmaceuticals, Ltd.*	89,250
2,400	Shire PLC- SP-ADR	227,400
3,400	Valeant Pharmaceuticals
	International, Inc.*	182,546
12,100	ViroPharma Inc.*	363,847
5,600	VIVUS Inc.*	125,216
5,900	Watson Pharmaceuticals, Inc.*	395,654
		5,263,536

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Professional Services — 0.7%
5,400	51job, Inc. - SP-ADR*	$307,044
3,300	The Dun & Bradstreet Corporation	279,609
400	Equifax Inc.	17,704
3,800	IHS Inc.*	355,870
1,500	Kforce Inc.*	22,350
3,900	Manpower Inc.	184,743
13,200	On Assignment, Inc.*	230,604
1,500	Robert Half International, Inc.	45,450
1,100	Towers Watson & Company Cl A	72,677
1,000	Verisk Analytics, Inc.*	46,970
		1,563,021
	Real Estate Management
	& Development — 0.0%
4,500	CBRE Group, Inc.*
	(F/K/A CB Richard Ellis Group, Inc.)	89,820

	Road & Rail — 1.7%
5,200	Avis Budget Group, Inc.*	73,580
3,800	Canadian National Railway Company	301,834
3,600	Canadian Pacific Railway Limited	273,420
5,700	CSX Corp.	122,664
3,600	Dollar Thrifty
	Automotive Group, Inc.*	291,276
16,400	Hertz Global Holdings, Inc.*	246,656
4,200	J.B. Hunt Transportation
	Services, Inc.	228,354
7,900	Kansas City Southern*	566,351
1,900	Norfolk Southern Corp.	125,077
12,120	Old Dominion Freight Line, Inc.*	577,760
3,400	RailAmerica Inc.*	72,964
5,200	Ryder Systems, Inc.	274,560
3,900	Union Pacific Corp.	419,172
1,100	Zipcar, Inc.*	16,291
		3,589,959
	Semiconductors & Semiconductor
	Equipment — 3.5%
9,200	Advanced Micro Devices, Inc.*	73,784
300	Altera Corp.	11,946
3,300	Analog Devices, Inc.	133,320
14,000	Applied Materials, Inc.	174,160
5,400	ARM Holdings PLC - SP-ADR	152,766
1,600	ASM International N.V.*	61,552
1,300	ASML Holding N.V. NYS	65,182
21,300	Atmel Corp.*	210,018
1,000	Avago Technologies Ltd.	38,970
2,400	Broadcom Corp.	94,320
2,300	Cavium Inc.*	71,162
5,200	Cirrus Logic, Inc.*	123,760
7,200	Cree, Inc.*	227,736
18,500	Cypress Semiconductor Corp.	289,155
14,100	Entegris Inc.*	131,694
4,900	EZchip Semiconductor Ltd.*	212,317
12,500	Fairchild Semiconductor
	International, Inc.*	183,750
1,700	GT Advanced Technologies Inc.*	14,059
7,100	Integrated Device Technology, Inc.*	50,765
3,700	Intel Corporation	104,007
8,900	KLA-Tencor Corp.	484,338
2,000	Kopin Corporation*	8,140
16,000	Kulicke and Soffa Industries, Inc.*	198,880
7,300	Lam Research Corp.*	325,726
33,600	Lattice Semiconductor Corp.*	216,048
35,000	LSI Corp.*	303,800
3,500	LTX-Credence Corporation*	25,165
6,200	Marvell Technology Group Ltd.*	97,526
5,800	Maxim Integrated Products, Inc.	165,822
6,100	MEMC Electronic Materials, Inc.*	22,021
4,100	Microchip Technology Inc.	152,520
30,200	Micron Technology, Inc.*	244,620
3,000	Microsemi Corporation*	64,320
15,500	MIPS Technologies, Inc.*	84,320
2,500	Nanometrics Incorporated*	46,275
7,800	Novellus Systems, Inc.*	389,298
5,400	NVIDIA Corp.*	83,106
10,800	OmniVision Technologies, Inc.*	216,000
37,700	ON Semiconductor Corp.*	339,677
16,600	RF Micro Devices, Inc.*	82,668
1,800	Semtech Corporation*	51,228
16,300	Skyworks Solutions, Inc.*	450,695

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Semiconductors & Semiconductor
	Equipment — 3.5% (Continued)
4,000	Taiwan Semiconductor Manufacturing
	Company Ltd. - SP-ADR	$61,120
23,500	Teradyne, Inc.*	396,915
21,400	TriQuint Semiconductor, Inc.*	147,553
3,400	Veeco Instruments Inc.*	97,240
5,600	Xilinx, Inc.	204,008
		7,383,452
	Software — 5.8%
6,900	Adobe Systems Inc.*	236,739
2,000	Advent Software, Inc.*	51,200
14,300	Ariba Inc.*	467,753
8,500	Autodesk, Inc.*	359,720
1,800	BMC Software, Inc.*	72,288
800	BroadSoft Inc.*	30,600
6,200	CA, Inc.	170,872
2,800	Cadence Design Systems, Inc.*	33,152
11,900	Check Point Software
	Technologies Ltd.*	759,696
10,000	Citrix Systems, Inc.*	789,100
15,200	Compuware Corp.*	139,688
1,500	Ebix, Inc.	34,740
2,200	FactSet Research Systems Inc.	217,888
9,800	Fair Isaac Corp.	430,220
17,300	Fortinet Inc.*	478,345
12,300	Glu Mobile Inc.*	59,655
4,800	Jack Henry & Associates, Inc.	163,776
9,200	Informatica Corp.*	486,680
9,900	Intuit Inc.	595,287
4,100	JDA Software Group, Inc.*	112,668
19,500	Mentor Graphics Corporation*	289,770
6,200	MICROS Systems, Inc.*	342,798
10,500	Microsoft Corp.	338,625
7,520	NetSuite Inc.*	378,181
3,200	Oracle Corp.	93,312
5,700	Parametric Technology Corp.*	159,258
5,000	Progress Software Corporation*	118,100
1,200	QLIK Technologies Inc.*	38,400
1,700	RealPage, Inc.*	32,589
9,700	Red Hat, Inc.*	580,933
3,300	Rosetta Stone, Inc.*	34,056
4,600	Rovi Corporation*	149,730
3,800	Salesforce.com, Inc.*	587,138
8,200	SAP AG - SP-ADR	572,524
2,400	Solarwinds, Inc.*	92,760
1,000	Sourcefire Inc.*	48,130
2,200	Symantec Corp.*	41,140
1,300	Synchronoss Technologies, Inc.*	41,496
5,000	Synopsys, Inc.*	153,300
17,500	TIBCO Software Inc.*	533,750
1,600	TiVo Inc.*	19,184
4,400	Tyler Technologies, Inc.*	169,004
9,600	The Ultimate Software Group, Inc.*	703,488
8,800	VMware Inc.*	988,856
17,300	Wave Systems Corp.*	32,178
2,200	Websense, Inc.*	46,398
1,400	Zynga Inc. Cl A*	18,410
		12,293,575
	Solar — 0.1%
2,700	First Solar, Inc.*	67,635
10,500	JA Solar Holdings
	Co., Ltd. - SP-ADR*	16,275
3,600	LDK Solar Co. Ltd. - SP-ADR*	14,400
1,000	Trina Solar Limited - SP-ADR*	7,130
1,500	Yingli Green Energy Holding
	Company Limited - ADR*	5,430
		110,870
	Specialty Retail — 7.6%
2,900	Abercrombie & Fitch Co.	143,869
4,300	Advance Auto Parts, Inc.	380,851
9,800	American Eagle Outfitters, Inc.	168,462
1,900	Ann Inc.*	54,416
1,000	Ascena Retail Group, Inc.*	44,320
6,200	AutoNation, Inc.*	212,722
700	AutoZone, Inc.*	260,260
8,100	bebe stores, inc.	74,763
4,600	Bed Bath & Beyond Inc.*	302,542
5,000	Best Buy Co., Inc.	118,400
36,000	Borders Group, Inc.*(b)	—
6,900	CarMax, Inc.*	239,085

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Specialty Retail — 7.6% (Continued)
10,100	Charming Shoppes, Inc.*	$59,590
21,700	Chico’s FAS, Inc.	327,670
5,100	The Children’s Place
	Retail Stores, Inc.*	263,517
27,600	Coldwater Creek Inc.*	32,016
29,220	Cost Plus, Inc.*	523,038
12,000	Dick’s Sporting Goods, Inc.	576,960
2,900	DSW, Inc.	158,833
4,500	Express, Inc.*	112,410
4,700	The Finish Line, Inc.	99,734
17,500	Foot Locker, Inc.	543,375
1,000	Francesca’s Holdings Corporation*	31,610
5,900	The Gap, Inc.	154,226
4,800	GNC Acquisition Holdings Inc.	167,472
1,500	Group 1 Automotive, Inc.	84,255
1,900	Guess?, Inc.	59,375
2,700	Hibbett Sports Inc.*	147,285
23,100	The Home Depot, Inc.	1,162,161
2,000	Hot Topic, Inc.	20,300
16,400	Limited Brands, Inc.	787,200
9,700	Lithia Motors, Inc.	254,140
20,800	Lowe’s Companies, Inc.	652,704
1,400	Lumber Liquidators Holdings, Inc.*	35,154
49,100	Office Depot, Inc.*	169,395
12,500	OfficeMax Inc.*	71,500
9,400	O’Reilly Automotive, Inc.*	858,690
10,100	PetSmart, Inc.	577,922
64,500	Pier 1 Imports, Inc.*	1,172,610
1,600	RadioShack Corporation	9,952
9,200	Rent-A-Center, Inc.	347,300
17,300	Ross Stores, Inc.	1,005,130
3,700	Sally Beauty Holdings, Inc.*	91,760
2,800	The Sherwin-Williams Co.	304,276
3,700	Signet Jewelers Ltd.	174,936
3,200	Sonic Automotive, Inc. Cl A	57,312
1,200	Staples, Inc.	19,416
600	Stein Mart, Inc.*	3,960
6,300	Tiffany & Co.	435,519
23,800	The TJX Companies, Inc.	945,098
9,200	Tractor Supply Company	833,152
3,200	Ulta Salon, Cosmetics
	& Fragrance, Inc.	297,248
6,900	Urban Outfitters, Inc.*	200,859
6,100	Williams-Sonoma, Inc.	228,628
2,800	Zumiez Inc.*	101,108
		16,158,486
	Telecommunication Services – Diversified — 0.6%
22,900	8x8, Inc.*	96,180
7,100	BT Group PLC - SP-ADR	256,736
1,300	CenturyLink, Inc.	50,245
4,900	China Unicom
	(Hong Kong) Ltd. - SP-ADR	82,320
4,200	City Telecom (H.K.) Ltd. - SP-ADR	56,028
1,200	Level 3 Communications, Inc.*	30,876
22,500	magicJack VocalTec Ltd.*	486,450
11,700	tw telecom inc.*	259,272
		1,318,107
	Telecommunication Services – Wireless — 0.5%
4,100	Crown Castle International Corp.*	218,694
9,000	Leap Wireless International, Inc.*	78,570
21,000	MetroPCS Communications, Inc.*	189,420
6,000	Mobile TeleSystems - SP-ADR	110,040
7,500	SBA Communications Corporation*	381,075
26,000	Sprint Nextel Corp.*	74,100
		1,051,899
	Textiles, Apparel & Luxury Goods — 2.8%
3,100	Coach, Inc.	239,568
15,300	Crocs, Inc.*	320,076
5,100	Deckers Outdoor Corp.*	321,555
2,400	Fossil, Inc.*	316,752
2,900	Gildan Activewear Inc.	79,895
4,300	Iconix Brand Group, Inc.*	74,734
10,500	Joe’s Jeans, Inc.*	12,810
24,600	Liz Claiborne, Inc.*	328,656
9,000	Lululemon Athletica Inc.*	672,120
7,700	Luxottica Group SPA - SP-ADR	277,739
6,200	Steven Madden, Ltd.*	265,050
1,400	Michael Kors Holdings Ltd.*	65,226
5,200	Movado Group, Inc.	127,660
8,000	NIKE, Inc. Cl B	867,520

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 100.2% (a) (Continued)
COMMON STOCKS — 99.4% (a) (Continued)
	Textiles, Apparel & Luxury Goods — 2.8% (Continued)
7,600	PVH Corp.	$678,908
2,300	Ralph Lauren Corporation	400,959
1,700	True Religion Apparel, Inc.*	46,580
4,800	Under Armour, Inc.*	451,200
3,000	VF Corp.	437,940
		5,984,948
	Tobacco — 0.2%
4,000	Altria Group Inc.	123,480
1,900	Philip Morris International Inc.	168,359
2,800	Reynolds American Inc.	116,032
		407,871
	Trading Companies & Distributors — 0.9%
18,700	Fastenal Co.	1,011,670
1,900	W.W. Grainger, Inc.	408,139
2,000	TAL International Group, Inc.	73,420
7,200	Titan Machinery, Inc.*	203,040
5,200	United Rentals, Inc.*	223,028
1,000	WESCO International, Inc.*	65,310
		1,984,607
	Water Utilities — 0.0%
2,600	American Water Works Co., Inc.	88,478

	Total common stocks
	(cost $188,990,636)	211,453,290

PUBLICLY TRADED PARTNERSHIPS — 0.1% (a)
	Capital Markets — 0.0%
2,300	Lazard Ltd.	65,688
	Oil, Gas & Consumable Fuels — 0.1%
5,100	Linn Energy LLC	194,565
	Total publicly traded partnerships
	(cost $290,313)	260,253
REITS — 0.4% (a)
	Real Estate Investment Trusts — 0.4%
3,100	American Tower Corp.	195,362
2,100	OMEGA Healthcare Investors, Inc.	44,646
1,500	Rayonier Inc.	66,135
1,100	Simon Property Group, Inc.	160,248
2,200	SL Green Realty Corp.	170,610
2,000	Sun Communities, Inc.	86,660
1,500	Taubman Centers, Inc.	109,425
	Total REITS
	(cost $811,484)	833,086
WARRANTS — 0.0% (a)
3,150	American International Group, Inc.*,
	Expiration Date - 01/19/21,
	Exercise Price - $45.00	33,485
	Total warrants
	(cost $47,259)	33,485
PREFERRED STOCKS — 0.3% (a)
	Beverages — 0.3%
14,200	Companhia de Bebidas das
	Americas Preferred - SP-ADR	586,744
	Total preferred stocks
	(cost $443,451)	586,744
	Total investments — 100.2%
	(cost $190,583,143)	213,166,858
	Liabilities, less cash
	and receivables — (0.2)% (a)	(528,431)
	TOTAL NET ASSETS — 100.0%	$212,638,427

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
(b)
These securities were fair valued as determined by the adviser using procedures approved by the Board of Directors and are classified as level 2.  As of March 31, 2012, the aggregate value of these securities was $25,628 which represents 0.0% of total net assets.

ADR – Unsponsored American Depositary Receipts
PLC – Public Limited Company
N.V. – Dutch Public Limited Liability Co.
NYS – New York Registered Shares
S.A. – Sociedad Anónima
S.A.B. de C.V. – Sociedad Anónima Bursetil de Capital Variable
SP - ADR – Sponsored American Depositary Receipts

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $15,220)	$1,296,321
Total investment income	1,296,321
EXPENSES:
Management fees	1,057,923
Transfer agent fees	138,413
Administrative and accounting services	122,792
Distribution fees	95,047
Custodian fees	68,299
Registration fees	31,903
Insurance expense	26,025
Professional fees	24,667
Printing and postage expense	24,589
Overdraft fees	15,687
Board of Directors fees	13,110
Chief Compliance Officer fees	11,500
Other expenses	3,226
Total expenses	1,633,181
NET INVESTMENT LOSS	(336,860)
NET REALIZED GAIN ON INVESTMENTS	8,026,268
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	43,514,646
NET GAIN ON INVESTMENTS	51,540,914
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,204,054

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2012 (Unaudited) and For the Year Ended September 30, 2011

	2012	2011
OPERATIONS:
Net investment loss	$(336,860)	$(1,051,603)
Net realized gain on investments	8,026,268	11,306,780
Net increase (decrease) in unrealized appreciation on investments	43,514,646	(34,361,365)
Net increase (decrease) in net assets resulting from operations	51,204,054	(24,106,188)
FUND SHARE ACTIVITIES:
Proceeds from shares issued (627,679 and 4,121,709 shares, respectively)	33,728,980	229,076,800
Cost of shares redeemed (1,340,783 and 2,241,424 shares, respectively)	(71,477,146)	(121,830,577)
Net (decrease) increase in net assets derived from Fund share activities	(37,748,166)	107,246,223
TOTAL INCREASE	13,455,888	83,140,035
NET ASSETS AT THE BEGINNING OF THE PERIOD	199,182,539	116,042,504
NET ASSETS AT THE END OF THE PERIOD (Includes accumulated
net investment income of $0 and $0, respectively)	$212,638,427	$199,182,539

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

	(Unaudited)
	For the Six
	Months Ending		Years Ended September 30,
	March 31, 2012		2011	2010		2009		2008	2007
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$46.50		$48.29	$41.87		$31.85		$32.05	$28.98
Income from investment operations:
Net investment (loss) income (a)	(0.09)		(0.27)	(0.25)		(0.42)		(0.01)	0.17
Net realized and unrealized
gains (loss) on investments	13.15		(1.52)	6.67		10.44		0.02	2.90
Total from investment operations	13.06		(1.79)	6.42		10.02		0.01	3.07
Less distributions:
Distributions from net investment income	—		—	—		—		(0.21)	—
Distributions from net realized gains	—		—	—		—		—	—
Total from distributions	—		—	—		—		(0.21)	—
Net asset value, end of period	$59.56		$46.50	$48.29		$41.87		$31.85	$32.05
TOTAL RETURN	28.09%	(1)	(3.71% )	15.33%		31.46%		(0.00% )	10.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	212,638		199,183	116,043		48,553		22,151	26,670
Ratio of expenses (after reimbursement)
to average net assets*	1.54%	(2)	1.55%	1.80%		2.00%		2.00%	2.02%
Ratio of net investment (loss) income
to average net assets**	(0.32%	)(2)	(0.49% )	(0.55%	)	(1.24%	)	(0.03% )	0.55%
Portfolio turnover rate	42%		55%	80%		527%		364%	313%

(a)	Amount calculated based on average shares outstanding throughout the period.
(1)	Not annualized.
(2)	Annualized.
*
Computed after giving effect to adviser’s expense limitation undertaking.  If the Fund had paid all of its expenses for the years ended September 30, 2009, 2008 and 2007, the ratios would have been 2.51%, 2.67% and 2.25%, respectively.

**	If the Fund had paid all of its expenses for the years ended September 30, 2009, 2008 and 2007, the ratios would have been (1.75%), (0.70%) and 0.32%, respectively.

The accompanying notes to financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
March 31, 2012 (Unaudited)

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended.  This Company consists of one fund: the Reynolds Blue Chip Growth Fund (the “Fund”).  The Company was incorporated under the laws of Maryland on April 28,1988.

The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies.

(a)  Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price.  Securities which are traded on the Nasdaq National Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2012 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

value.  Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.  The fair value of a security is the amount which the Fund might receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.  Variable rate demand notes are recorded at par value which approximates fair value.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1—	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2—	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2012, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1—Common Stocks	$211,427,662
Publicly Traded Partnerships	260,253
REITS	833,086
Warrants	33,485
Preferred Stocks	586,744
Total Level 1	213,141,230
Level 2—Common Stocks	25,628
Level 3—Common Stocks	0
Total	$213,166,858	*

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  For the six months ended March 31, 2012, the following transfers were made:

Transfers into Level 1 and out of Level 2: $804.

The security transferred out of Level 2 and into Level 1 is a result of a quoted price being available as of March 31, 2012.

Transfers out of Level 1 and into Level 2: $25,628.

The security transferred out of Level 1 and into Level 2 is a result of a decrease in the level of observable inputs available as of March 31, 2012.

Transfers out of Level 1 and into Level 3: $0.

The securities transferred out of Level 1 and into Level 3 are a result of securities filing bankruptcy and no additional observable inputs being available as of March 31, 2012.

*  Please refer to the Schedule of Investments to view common stocks, publicly traded partnerships and preferred stocks segregated by industry type.

(b)  Investment transactions are accounted for on a trade date basis for financial reporting purposes.  Net realized gains and losses on sales of securities are computed on the lowest amortized cost basis.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2012 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

(c)  The Fund records dividend income on the ex-dividend date and interest income on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(d)  The Fund may have investments in short-term variable rate demand notes, which are unsecured instruments.  The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation.  The Fund’s policy is to monitor the creditworthiness of the issuer and nonperformance by these issuers is not anticipated.

(e)  GAAP requires that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.  For the year ended September 30, 2011, the Fund reclassified $1,051,603 of net investment loss and $(83,896) of accumulated realized losses to capital stock.

(f)  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(g)  No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(h)  The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2012, open Federal tax years include the tax years ended September 30, 2008 through 2011.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the six months ending March 31, 2012, the Fund did not incur any interest or penalties.  The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has a management agreement with Reynolds Capital Management, LLC (“RCM”), to serve as investment adviser and manager.  The sole owner of RCM is Mr. Frederick L. Reynolds.  RCM is the successor to Reynolds Capital Management, a sole proprietorship for which Mr. Reynolds was sole proprietor.  Mr. Reynolds is also an officer and interested director of the Fund.  Under the terms of the agreement, the Fund will pay RCM a monthly management fee at the annual rate of 1% of the daily net assets.

The agreement further stipulates that RCM will reimburse the Fund for all expenses exceeding 2% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items).  The Fund is not obligated to reimburse RCM for any expenses reimbursed in previous fiscal years.  No such reimbursements were required for the six months ending March 31, 2012.

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act.  The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets.  Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date.

(4)	Investment Transactions —

For the six months ending March 31, 2012, purchases and proceeds of sales of investment securities (excluding short-term securities) were $88,612,970 and $122,613,389, respectively.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2012 (Unaudited)

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2011:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Depreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$218,394,914	$14,380,043	$(37,113,199)	$(22,733,156)	$ —	$ —

The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the year ended September 30, 2011, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations (expiring on September 30, 2013), as of September 30, 2011, and tax basis post-October losses as of September 30, 2011, which are not recognized for tax purposes until the first day of the following fiscal year are:

September 30, 2011				September 30, 2010
Ordinary	Long-Term	Net Capital		Ordinary	Long-Term
Income	Capital Gains	Loss	Post-October	Income	Capital Gains
Distributions	Distributions	Carryovers	Losses	Distributions	Distributions
$ —	$ —	$3,761,412	$ —	$ —	$ —

The Fund has utilized $11,856,959 of its capital loss carryovers during the year ended September 30, 2011.

Since there were no ordinary distributions paid for the year ended September 30, 2011, there were no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003.

ADVISORY AGREEMENT

On December 16, 2011, the Board of Directors (“Directors”) of Reynolds Funds, Inc. approved the continuation of the Reynolds Blue Chip Growth Fund’s (“Fund”) investment advisory agreement with Reynolds Capital Management, LLC (“RCM”).  Prior to approving the continuation of the advisory agreement, the Directors considered:

•	the nature, extent and quality of the services provided by RCM

•	the investment performance of the Fund

•	the costs of the services to be provided and profits to be realized by RCM from its relationship with the Fund

•	the extent to which economies of scale would be realized as the Fund grew and whether fee levels reflect any economies of scale

•	the expense ratio of the Fund

In considering the nature, extent and quality of the services provided by RCM, the Directors reviewed a report describing the portfolio management, shareholder communication and servicing services provided by RCM to the Fund.  The Directors concluded that RCM was providing essential services to the Fund as well as services that were in addition to services typically provided non-mutual fund clients.

The Directors compared the performance of the Fund to benchmark indices over various periods of time and concluded that the overall performance of the Fund warranted the continuation of the advisory agreement.

In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed reports of the costs of services provided, and the profits realized, by RCM, from its relationship with the Fund and concluded that such profits were reasonable and not excessive.  The Directors also reviewed reports comparing the expense ratio of, and the advisory fees paid by, the Fund, to those of, and paid by, other comparable mutual funds and concluded that the advisory fees paid by the Fund and the expense ratio of the Fund was comparable to those of comparable mutual funds.

REYNOLDS BLUE CHIP GROWTH FUND
c/o U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
www.reynoldsfunds.com

Board of Directors
DENNIS N. MOSER
FREDERICK L. REYNOLDS
ROBERT E. STAUDER

Investment Adviser
REYNOLDS CAPITAL MANAGEMENT, LLC
3565 South Las Vegas Boulevard, #403
Las Vegas, Nevada 89109

Transfer Agent,
Dividend Disbursing Agent,
Administrator and Accountant
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-773-9665
or 1-800-7REYNOLDS
1-414-765-4124

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
COHEN FUND AUDIT SERVICES, LTD.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Legal Counsel
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)
The Registrant’s disclosure controls and procedures are periodically evaluated.  As of May 18, 2012, the date of the last evaluation, the Registrant’s officers have concluded that the Registrant’s disclosure controls and procedures are adequate.

(b)
The Registrant’s internal controls are periodically evaluated.  There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reynolds Funds, Inc.
Registrant

By   /s/ Frederick L. Reynolds
      Frederick L. Reynolds, President, Principal Executive Officer

Date     May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Reynolds Funds, Inc.
Registrant

By  /s/ Frederick L. Reynolds
      Frederick L. Reynolds, President, Principal Executive Officer

Date     May 29, 2012

Reynolds Funds, Inc.
Registrant

By  /s/ Frederick L. Reynolds
      Frederick L. Reynolds, Treasurer, Principal Financial Officer

Date     May 29, 2012